Subsequent Events - Acquisition of C3 - Additional Information (Details) - CAD ($) $ in Thousands	May 02, 2019	Mar. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration paid in cash		$ 397,372
C3 | Major Business Combination
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of voting equity interests acquired	100.00%
Consideration paid in cash	$ 357,167